Employee Benefit Plans - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 09, 2018	Jan. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Liabilities recognized at the Separation									$ 6,100
Accumulated other comprehensive loss recognized at the Separation			$ 2,400
Net periodic benefit cost	$ 1,100	$ 1,200	2,900	$ 3,500
Defined Contribution Plans expense	$ 2,500	$ 2,100	$ 7,200	$ 6,100		$ 8,150	$ 6,446	$ 7,247
Accumulated benefit obligation						$ 18,078	$ 22,112
Percentage of return on invested assets						5.50%	5.75%
Non-U.S. Qualified Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost						$ 114	$ 104	122
Funded (unfunded) status						112	(121)			$ 112
Accumulated benefit obligation							3,512			$ 3,881
Dover Us Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers' contribution to pension plan						0	0	0
Employers' future contribution to pension plan						0
Canada Salaried Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers' contribution to pension plan						1,800	$ 2,000	$ 1,100
Employers' future contribution to pension plan						$ 0
Scenario, Forecast [Member] | Non-U.S. Qualified Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost					$ 56
Contributions to the defined pension plan					$ 200